UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21745

Investment Company Act File Number

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 1.7%
Engility Holdings, Inc.(1)	994	$44,780
European Aeronautic Defence and Space Co. NV	56,122	4,019,509
General Dynamics Corp.	6,866	747,845
Honeywell International, Inc.	59,872	5,553,727
L-3 Communications Holdings, Inc.	5,966	704,883
Northrop Grumman Corp.	15,716	1,939,040
Raytheon Co.	46,494	4,593,142
Rolls-Royce Holdings PLC(1)	272,487	4,877,883
Textron, Inc.	43,608	1,713,358

		$24,194,167

Air Freight & Logistics — 0.3%
Deutsche Post AG	61,060	$2,270,054
Expeditors International of Washington, Inc.	33,631	1,332,796
United Parcel Service, Inc., Class B	2,894	281,818

		$3,884,668

Auto Components — 0.9%
Aisin Seiki Co., Ltd.	10,200	$368,185
Compagnie Generale des Etablissements Michelin, Class B	26,277	3,285,012
Dana Holding Corp.	46,794	1,088,896
Denso Corp.	60,300	2,891,766
Johnson Controls, Inc.	60,056	2,841,850
Toyoda Gosei Co., Ltd.	12,800	245,045
Toyota Industries Corp.	6,400	307,591
Yokohama Rubber Co., Ltd. (The)	151,000	1,420,127

		$12,448,472

Automobiles — 1.5%
Daimler AG	132,059	$12,492,625
Fiat SpA(1)	121,840	1,420,443
Ford Motor Co.	47,101	734,776
Honda Motor Co., Ltd.	98,400	3,462,367
Isuzu Motors, Ltd.	199,000	1,142,609
Mazda Motor Corp.	245,000	1,088,437
Toyota Motor Corp.	21,500	1,212,467

		$21,553,724

Banks — 6.4%
Banco Bilbao Vizcaya Argentaria SA	1,093,541	$13,148,964
Banco Santander SA	526,565	5,026,671
Bank of America Corp.	125,000	2,150,000
Barclays PLC	1,076,485	4,189,122
BB&T Corp.	34,843	1,399,643
BNP Paribas SA	92,220	7,110,080
Citigroup, Inc.	12,000	571,200
Credit Agricole SA(1)	243,088	3,831,123
Danske Bank A/S	77,886	2,167,163

Security	Shares	Value
Fifth Third Bancorp	112,006	$2,570,538
First Horizon National Corp.	39,470	487,060
First Republic Bank	23,946	1,292,845
Hiroshima Bank, Ltd. (The)	87,000	363,246
HSBC Holdings PLC	499,100	5,053,594
Huntington Bancshares, Inc.	307,053	3,061,318
Intesa Sanpaolo SpA	877,898	2,978,877
JPMorgan Chase & Co.	63,787	3,872,509
KBC Groep NV	22,722	1,399,357
KeyCorp	306,709	4,367,536
Lloyds Banking Group PLC(1)	1,918,446	2,400,013
Mizuho Financial Group, Inc.	155,441	308,061
PNC Financial Services Group, Inc. (The)	41,011	3,567,957
Shinsei Bank, Ltd.	390,000	765,661
Standard Chartered PLC	301,123	6,296,669
Sumitomo Mitsui Financial Group, Inc.	8,108	347,541
SunTrust Banks, Inc.	19,446	773,756
U.S. Bancorp	40,749	1,746,502
UniCredit SpA	326,003	2,980,004
Wells Fargo & Co.	80,937	4,025,806
Zions Bancorporation	41,793	1,294,747

		$89,547,563

Beverages — 1.6%
Coca-Cola Co. (The)	141,910	$5,486,241
Constellation Brands, Inc., Class A(1)	33,994	2,888,470
Heineken Holding NV	24,773	1,599,599
Heineken NV	30,199	2,101,469
Kirin Holdings Co., Ltd.	59,000	816,524
PepsiCo, Inc.	75,676	6,318,946
Pernod-Ricard SA	15,528	1,807,072
Takara Holdings, Inc.	84,000	639,695

		$21,658,016

Biotechnology — 2.9%
Amgen, Inc.	86,623	$10,684,081
BioMarin Pharmaceutical, Inc.(1)	19,589	1,336,166
Celgene Corp.(1)	78,397	10,944,221
Gilead Sciences, Inc.(1)	226,226	16,030,374
Regeneron Pharmaceuticals, Inc.(1)	4,161	1,249,465

		$40,244,307

Building Products — 0.3%
Asahi Glass Co., Ltd.	38,776	$224,354
Daikin Industries, Ltd.	63,100	3,538,612

		$3,762,966

Capital Markets — 1.4%
Affiliated Managers Group, Inc.(1)	4,285	$857,214
Deutsche Bank AG	123,418	5,531,414
Franklin Resources, Inc.	30,712	1,663,976
GAM Holding AG	58,376	1,053,824
Julius Baer Group, Ltd.	76,144	3,381,611
Lazard, Ltd., Class A	48,066	2,263,428
Morgan Stanley	79,502	2,478,077
State Street Corp.	26,469	1,840,919

		$19,070,463

Security	Shares	Value
Chemicals — 2.3%
Air Products and Chemicals, Inc.	32,423	$3,859,634
Akzo Nobel NV	10,908	889,660
BASF SE	80,346	8,940,316
Daicel Chemical Industries, Ltd.	51,000	418,135
Dow Chemical Co. (The)	14,120	686,091
Eastman Chemical Co.	22,750	1,961,277
Johnson Matthey PLC	82,005	4,477,378
Kaneka Corp.	57,000	344,920
Linde AG	16,210	3,245,669
Mitsubishi Gas Chemical Co., Inc.	55,000	310,057
Monsanto Co.	4,840	550,647
Nitto Denko Corp.	39,400	1,889,383
Shin-Etsu Chemical Co., Ltd.	34,500	1,966,705
Showa Denko KK	236,000	334,090
Solvay SA	5,637	885,488
Sumitomo Chemical Co., Ltd.	136,000	501,418
Toray Industries, Inc.	66,000	435,478
Tosoh Corp.	173,000	666,391

		$32,362,737

Commercial Services & Supplies — 0.5%
SECOM Co., Ltd.	53,800	$3,092,700
Waste Management, Inc.	81,625	3,433,964

		$6,526,664

Communications Equipment — 2.4%
Cisco Systems, Inc.	623,999	$13,983,818
QUALCOMM, Inc.	232,225	18,313,263
Riverbed Technology, Inc.(1)	30,121	593,685

		$32,890,766

Construction & Engineering — 0.4%
Chiyoda Corp.	69,000	$890,302
Ferrovial SA	81,605	1,769,013
JGC Corp.	67,000	2,327,540

		$4,986,855

Construction Materials — 0.2%
CRH PLC	62,332	$1,744,134
Imerys SA	4,825	428,992
Lafarge SA	4,914	383,537

		$2,556,663

Consumer Finance — 0.4%
American Express Co.	45,990	$4,140,480
Credit Saison Co., Ltd.	45,600	906,859
SLM Corp.	50,603	1,238,761

		$6,286,100

Containers & Packaging — 0.2%
Owens-Illinois, Inc.(1)	27,371	$925,961
Sealed Air Corp.	27,433	901,723
Toyo Seikan Kaisha, Ltd.	25,700	417,076

		$2,244,760

Security	Shares	Value
Distributors — 0.4%
Genuine Parts Co.	43,642	$3,790,308
LKQ Corp.(1)	61,930	1,631,855

		$5,422,163

Diversified Consumer Services — 0.0%(2)
Benesse Holdings, Inc.	12,400	$474,279

		$474,279

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	16,883	$2,109,868
CME Group, Inc.	4,775	353,398
Deutsche Boerse AG	11,870	945,012
Groupe Bruxelles Lambert SA	4,239	423,477
ING Groep NV(1)	203,360	2,892,121
Investor AB, Class B	56,000	2,028,464
McGraw Hill Financial, Inc.	27,142	2,070,935
Moody’s Corp.	18,539	1,470,513
ORIX Corp.(1)	41,300	582,081

		$12,875,869

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	243,166	$8,527,831
Belgacom SA	25,589	801,771
BT Group PLC	454,642	2,891,399
Deutsche Telekom AG	220,347	3,575,255
Frontier Communications Corp.	60,044	342,251
Orange SA	8,486	125,353
Telefonica SA	111,736	1,770,651
Verizon Communications, Inc.	171,611	8,163,535

		$26,198,046

Electric Utilities — 0.7%
Acciona SA	8,786	$761,779
Duke Energy Corp.	20,897	1,488,284
Edison International	51,169	2,896,677
Enel SpA	375,898	2,126,145
Fortum Oyj	63,829	1,450,603
Hokkaido Electric Power Co., Inc.(1)	104,600	881,641
Iberdrola SA	72,714	508,813
Pepco Holdings, Inc.	18,841	385,864

		$10,499,806

Electrical Equipment — 0.8%
ABB, Ltd.	292,957	$7,567,362
Fujikura, Ltd.	69,000	314,921
Legrand SA	47,726	2,964,739
Mabuchi Motor Co., Ltd.	5,000	327,825

		$11,174,847

Electronic Equipment, Instruments & Components — 0.9%
Alps Electric Co., Ltd.(1)	153,700	$1,829,494
Corning, Inc.	19,975	415,879
InvenSense, Inc.(1)	18,988	449,446
Keyence Corp.	1,210	498,480
Knowles Corp.(1)	3,712	117,188
Kyocera Corp.	107,400	4,840,263

Security	Shares	Value
OMRON Corp.	16,500	$682,716
Taiyo Yuden Co., Ltd.	124,900	1,540,472
TDK Corp.	49,100	2,047,572

		$12,421,510

Energy Equipment & Services — 0.9%
CGG SA(1)	31,600	$506,429
Halliburton Co.	86,915	5,118,424
Schlumberger, Ltd.	62,861	6,128,948
Technip SA	9,124	940,544

		$12,694,345

Food & Staples Retailing — 1.4%
Carrefour SA	208,600	$8,069,549
CVS Caremark Corp.	80,429	6,020,915
Seven & i Holdings Co., Ltd.	72,700	2,770,195
UNY Co., Ltd.	76,200	452,742
Wal-Mart Stores, Inc.	23,495	1,795,723

		$19,109,124

Food Products — 3.2%
Campbell Soup Co.	14,087	$632,225
Kraft Foods Group, Inc.	56,682	3,179,860
Mondelez International, Inc., Class A	238,500	8,240,175
Nestle SA	322,714	24,290,550
Nissin Foods Holdings Co., Ltd.	11,700	528,006
Toyo Suisan Kaisha, Ltd.	6,000	200,484
Unilever NV	173,549	7,138,862
Yakult Honsha Co., Ltd.	15,300	768,022

		$44,978,184

Gas Utilities — 0.1%
Gas Natural SDG SA	3,226	$90,758
Snam Rete Gas SpA	175,073	1,025,494

		$1,116,252

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	113,910	$4,386,674
Analogic Corp.	12,942	1,062,668
Covidien PLC	51,806	3,816,030
Hologic, Inc.(1)	17,554	377,411
Medtronic, Inc.	35,589	2,190,147
Olympus Corp.(1)	65,500	2,091,459
Terumo Corp.	62,400	1,359,153

		$15,283,542

Health Care Providers & Services — 1.2%
DaVita HealthCare Partners, Inc.(1)	35,356	$2,434,261
Express Scripts Holding Co.(1)	30,000	2,252,700
McKesson Corp.	22,301	3,937,688
Team Health Holdings, Inc.(1)	17,059	763,390
Tenet Healthcare Corp.(1)	34,556	1,479,342
UnitedHealth Group, Inc.	64,272	5,269,661

		$16,137,042

Hotels, Restaurants & Leisure — 1.2%
Accor SA	26,214	$1,341,554
Bally Technologies, Inc.(1)	8,316	551,101

Security	Shares	Value
International Game Technology	29,429	$413,772
Marriott International, Inc., Class A	10,655	596,893
McDonald’s Corp.	73,173	7,173,149
Six Flags Entertainment Corp.	35,954	1,443,553
Yum! Brands, Inc.	68,297	5,148,911

		$16,668,933

Household Durables — 0.3%
Casio Computer Co., Ltd.	63,200	$747,274
Nikon Corp.	37,500	604,135
PulteGroup, Inc.	84,375	1,619,156
Sekisui Chemical Co., Ltd.	61,000	633,561

		$3,604,126

Household Products — 1.1%
Clorox Co. (The)	18,837	$1,657,844
Colgate-Palmolive Co.	7,994	518,571
Henkel AG & Co. KGaA, PFC Shares	18,309	1,970,820
Kimberly-Clark Corp.	23,485	2,589,221
Procter & Gamble Co. (The)	66,923	5,393,994
Reckitt Benckiser Group PLC	25,431	2,075,296
Unicharm Corp.	12,400	661,622

		$14,867,368

Industrial Conglomerates — 2.0%
3M Co.	52,573	$7,132,053
General Electric Co.	134,944	3,493,700
Nisshinbo Holdings, Inc.	109,000	931,259
Siemens AG	113,166	15,261,860
Toshiba Corp.	93,000	394,187

		$27,213,059

Insurance — 4.4%
ACE, Ltd.	25,406	$2,516,718
Ageas NV SA	22,500	1,003,259
Allianz SE	69,106	11,680,204
Allstate Corp. (The)	16,927	957,730
Assicurazioni Generali SpA	235,416	5,247,326
Chubb Corp.	4,667	416,763
Cincinnati Financial Corp.	56,776	2,762,720
Delta Lloyd NV	38,000	1,053,431
Hartford Financial Services Group, Inc.	55,353	1,952,300
HCC Insurance Holdings, Inc.	17,655	803,126
Lincoln National Corp.	31,112	1,576,445
Marsh & McLennan Cos., Inc.	85,867	4,233,243
MetLife, Inc.	99,556	5,256,557
MS&AD Insurance Group Holdings, Inc.	48,200	1,103,356
Principal Financial Group, Inc.	44,331	2,038,783
Prudential Financial, Inc.	37,177	3,147,033
Prudential PLC	349,752	7,405,805
SCOR SE	63,370	2,219,555
Sony Financial Holdings, Inc.	6,900	112,828
Standard Life PLC	479,801	3,022,860
Swiss Life Holding AG	8,264	2,032,259
T&D Holdings, Inc.	54,600	649,828

		$61,192,129

Security	Shares	Value
Internet & Catalog Retail — 2.2%
Amazon.com, Inc.(1)	49,368	$16,613,319
Netflix, Inc.(1)	6,326	2,226,942
priceline.com, Inc.(1)	8,664	10,326,535
Shutterfly, Inc.(1)	21,804	930,595

		$30,097,391

Internet Software & Services — 3.9%
eBay, Inc.(1)	94,830	$5,238,409
Facebook, Inc., Class A(1)	148,423	8,941,002
Google, Inc., Class A(1)	32,847	36,608,310
LinkedIn Corp., Class A(1)	7,885	1,458,252
United Internet AG	32,975	1,546,753

		$53,792,726

IT Services — 1.9%
Accenture PLC, Class A	6,228	$496,496
Amadeus IT Holding SA, Class A	24,489	1,017,642
AtoS	5,628	508,595
CapGemini SA	44,329	3,355,992
Cognizant Technology Solutions Corp., Class A(1)	125,064	6,329,489
Fidelity National Information Services, Inc.	51,873	2,772,612
Indra Sistemas SA	100,870	2,027,016
International Business Machines Corp.	25,041	4,820,142
MasterCard, Inc., Class A	32,320	2,414,304
Nomura Research Institute, Ltd.	6,800	214,515
NTT Data Corp.	29,100	1,129,281
Obic Co., Ltd.	7,300	230,361
Otsuka Corp.	2,600	339,125
Western Union Co.	19,046	311,592

		$25,967,162

Leisure Products — 0.1%
Hasbro, Inc.	21,651	$1,204,229

		$1,204,229

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	13,037	$729,029
PerkinElmer, Inc.	27,425	1,235,771
Thermo Fisher Scientific, Inc.	17,359	2,087,246

		$4,052,046

Machinery — 1.9%
Caterpillar, Inc.	22,215	$2,207,505
Dover Corp.	7,424	606,912
Ebara Corp.	278,000	1,741,512
Fanuc, Ltd.	48,127	8,508,466
IHI Corp.	213,000	896,203
Japan Steel Works, Ltd.	24,000	107,774
Kawasaki Heavy Industries, Ltd.	107,000	394,210
Komatsu, Ltd.	67,800	1,421,397
Kurita Water Industries, Ltd.	6,200	134,611
Makita Corp.	6,700	368,859
MAN AG	10,039	1,279,667
NSK, Ltd.	32,000	328,238
Okuma Corp.	32,000	257,852
Pall Corp.	23,035	2,060,941
Parker Hannifin Corp.	12,277	1,469,680

Security	Shares	Value
SMC Corp.	1,900	$501,092
Snap-On, Inc.	9,395	1,066,145
Stanley Black & Decker, Inc.	32,791	2,663,941

		$26,015,005

Marine — 0.1%
Kirby Corp.(1)	3,948	$399,735
Nippon Yusen KK	153,000	444,361

		$844,096

Media — 3.8%
British Sky Broadcasting Group PLC	447,757	$6,812,006
Cablevision Systems Corp.	25,804	435,313
Comcast Corp., Class A	337,173	16,865,393
Dentsu, Inc.	41,200	1,560,162
Hakuhodo DY Holdings, Inc.	20,900	145,561
IMAX Corp.(1)	54,606	1,492,382
Interpublic Group of Cos., Inc.	50,333	862,708
Liberty Global PLC, Series A(1)	11,898	494,957
Liberty Global PLC, Series C(1)	29,666	1,207,703
Omnicom Group, Inc.	54,629	3,966,065
ProSiebenSat.1 Media AG	27,382	1,255,990
Sirius XM Holdings, Inc.(1)	192,975	617,520
Time Warner Cable, Inc.	26,148	3,586,983
Time Warner, Inc.	22,926	1,497,755
Twenty-First Century Fox, Inc., Class A	60,000	1,918,200
Walt Disney Co. (The)	118,424	9,482,210
Wolters Kluwer NV	961	27,092

		$52,228,000

Metals & Mining — 1.5%
BHP Billiton PLC	189,390	$5,848,108
Daido Steel Co., Ltd.	85,000	425,061
Dowa Holdings Co., Ltd.	105,000	875,996
Freeport-McMoRan Copper & Gold, Inc.	20,000	661,400
Glencore Xstrata PLC	483,787	2,495,506
JFE Holdings, Inc.	8,400	157,841
Mitsubishi Materials Corp.	80,000	226,721
Nucor Corp.	23,673	1,196,433
Pacific Metals Co., Ltd.(1)	42,000	156,182
Rio Tinto PLC	141,107	7,869,216
Sumitomo Metal Mining Co., Ltd.	51,000	639,228
United States Steel Corp.	15,000	414,150

		$20,965,842

Multi-Utilities — 1.7%
Centrica PLC	778,444	$4,282,572
CMS Energy Corp.	137,634	4,029,924
Consolidated Edison, Inc.	24,350	1,306,377
Dominion Resources, Inc.	27,793	1,973,025
GDF Suez	334,016	9,137,000
NiSource, Inc.	42,420	1,507,183
Public Service Enterprise Group, Inc.	6,502	247,986
Veolia Environnement	37,663	746,408

		$23,230,475

Security	Shares	Value
Multiline Retail — 1.1%
Isetan Mitsukoshi Holdings, Ltd.	71,332	$879,941
Macy’s, Inc.	48,120	2,853,035
Marks & Spencer Group PLC	432,844	3,258,411
Next PLC	41,584	4,576,349
Nordstrom, Inc.	19,173	1,197,354
Target Corp.	41,968	2,539,484

		$15,304,574

Oil, Gas & Consumable Fuels — 6.1%
Anadarko Petroleum Corp.	23,006	$1,949,988
BP PLC	962,053	7,730,144
Chevron Corp.	83,949	9,982,376
ConocoPhillips	63,945	4,498,531
ENI SpA	230,830	5,788,382
Exxon Mobil Corp.	116,154	11,345,923
Idemitsu Kosan Co., Ltd.	12,400	255,078
Marathon Petroleum Corp.	13,958	1,214,904
Newfield Exploration Co.(1)	28,252	885,983
Phillips 66	36,105	2,782,251
Royal Dutch Shell PLC, Class A	291,192	10,639,509
Royal Dutch Shell PLC, Class B	281,515	10,990,460
Total SA	199,276	13,117,247
Williams Cos., Inc.	91,827	3,726,340
WPX Energy, Inc.(1)	16,500	297,495

		$85,204,611

Paper & Forest Products — 0.1%
International Paper Co.	29,828	$1,368,509
OJI Paper Co., Ltd.	95,000	424,924

		$1,793,433

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	25,480	$1,704,102
Kao Corp.	61,054	2,162,162

		$3,866,264

Pharmaceuticals — 7.8%
AbbVie, Inc.	48,532	$2,494,545
Actavis PLC(1)	19,130	3,937,910
Allergan, Inc.	18,628	2,311,735
Astellas Pharma, Inc.	292,000	3,466,790
AstraZeneca PLC	117,424	7,612,242
Bayer AG	26,130	3,538,618
Chugai Pharmaceutical Co., Ltd.	99,100	2,531,242
Eisai Co., Ltd.	43,946	1,708,269
Eli Lilly & Co.	17,949	1,056,478
GlaxoSmithKline PLC	118,141	3,150,269
Hisamitsu Pharmaceutical Co., Inc.	3,300	148,922
Johnson & Johnson	75,033	7,370,492
Mallinckrodt PLC(1)	6,475	410,580
Merck & Co., Inc.	156,528	8,886,095
Mitsubishi Tanabe Pharma Corp.	10,000	139,931
Novartis AG	218,832	18,580,571
Pfizer, Inc.	109,562	3,519,131
Roche Holding AG PC	75,965	22,847,513

Security	Shares	Value
Sanofi	124,447	$13,004,595
Takeda Pharmaceutical Co., Ltd.	20,531	971,777
UCB SA	9,177	736,233

		$108,423,938

Professional Services — 0.4%
Adecco SA	26,539	$2,208,740
Equifax, Inc.	15,217	1,035,212
Experian PLC	29,123	525,546
Intertek Group PLC	7,167	367,965
Robert Half International, Inc.	36,884	1,547,284

		$5,684,747

Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	17,793	$1,456,713
AvalonBay Communities, Inc.	5,904	775,313
British Land Co. PLC	107,910	1,177,438
Intu Properties PLC	189,600	892,145
Japan Real Estate Investment Corp.	74	372,379
Nippon Building Fund, Inc.	80	418,624
Simon Property Group, Inc.	26,522	4,349,608

		$9,442,220

Real Estate Management & Development — 0.4%
Capital & Counties Properties PLC	189,600	$1,107,747
CB Richard Ellis Group, Inc., Class A(1)	41,385	1,135,191
Daito Trust Construction Co., Ltd.	6,300	583,556
Heiwa Real Estate Co., Ltd.	40,500	645,165
Nomura Real Estate Holdings, Inc.	27,400	524,637
NTT Urban Development Corp.	44,300	416,963
Sumitomo Realty & Development Co., Ltd.	36,000	1,408,996

		$5,822,255

Road & Rail — 0.6%
Central Japan Railway Co.	5,500	$642,460
CSX Corp.	115,014	3,331,956
East Japan Railway Co.	11,200	824,964
Hankyu Hanshin Holdings, Inc.	128	696
Kansas City Southern	15,468	1,578,664
Keio Corp.	76,000	529,137
Ryder System, Inc.	14,154	1,131,188
Tobu Railway Co., Ltd.	135,000	651,840

		$8,690,905

Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices, Inc.(1)	190,688	$764,659
ARM Holdings PLC	320,204	5,407,695
Cree, Inc.(1)	17,003	961,690
Cypress Semiconductor Corp.(1)	217,447	2,233,181
Intel Corp.	633,070	16,339,537
Marvell Technology Group, Ltd.	164,177	2,585,788
NXP Semiconductors NV(1)	54,841	3,225,199
ROHM Co., Ltd.	11,200	500,106
Sumco Corp.	40,300	312,227
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	28,819	576,956
Texas Instruments, Inc.	157,242	7,413,960
Tokyo Electron, Ltd.	62,400	3,878,196

		$44,199,194

Security	Shares	Value
Software — 3.8%
Citrix Systems, Inc.(1)	34,110	$1,958,937
Compuware Corp.	19,657	206,398
Electronic Arts, Inc.(1)	53,174	1,542,578
Konami Corp.	33,000	761,414
Microsoft Corp.	936,340	38,380,577
Oracle Corp.	199,371	8,156,268
Oracle Corp. Japan	7,000	317,409
Trend Micro, Inc.	40,097	1,238,853

		$52,562,434

Specialty Retail — 2.4%
CarMax, Inc.(1)	5,464	$255,715
Fast Retailing Co., Ltd.	43,000	15,552,668
Gap, Inc. (The)	63,579	2,546,975
Groupe FNAC SA(1)	922	47,619
Home Depot, Inc. (The)	87,658	6,936,377
Lowe’s Companies, Inc.	102,395	5,007,115
Tiffany & Co.	26,337	2,268,933
USS Co., Ltd.	27,200	382,103
Yamada Denki Co., Ltd.	43,600	145,318

		$33,142,823

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	100,454	$53,917,680
Brother Industries, Ltd.	22,000	307,609
Canon, Inc.	34,800	1,080,046
Hewlett-Packard Co.	78,955	2,554,984
Konica Minolta, Inc.	66,500	622,149
NEC Corp.	77,000	236,517
NetApp, Inc.	20,000	738,000
Ricoh Co., Ltd.	28,000	324,598

		$59,781,583

Textiles, Apparel & Luxury Goods — 1.1%
Adidas AG	11,824	$1,278,519
Asics Corp.	20,000	393,172
Christian Dior SA	10,660	2,047,426
Coach, Inc.	16,626	825,647
Hanesbrands, Inc.	25,679	1,963,930
Kering SA	7,380	1,504,745
LVMH Moet Hennessy Louis Vuitton SA	10,000	1,812,122
NIKE, Inc., Class B	60,220	4,447,849
Onward Holdings Co., Ltd.	30,000	207,587
Swatch Group, Ltd. (The), Bearer Shares	2,352	1,475,488

		$15,956,485

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	143,584	$1,411,431

		$1,411,431

Tobacco — 2.0%
British American Tobacco PLC	243,393	$13,577,858
Imperial Tobacco Group PLC	161,069	6,513,241
Japan Tobacco, Inc.	76,500	2,401,136
Lorillard, Inc.	5,156	278,836
Philip Morris International, Inc.	64,219	5,257,610

		$28,028,681

Security	Shares	Value
Trading Companies & Distributors — 0.5%
Marubeni Corp.	147,000	$986,833
Mitsubishi Corp.	77,500	1,437,610
Sumitomo Corp.	97,400	1,238,496
Wolseley PLC	47,906	2,729,550

		$6,392,489

Transportation Infrastructure — 0.1%
ADP	6,667	$830,950
Kamigumi Co., Ltd.	46,000	446,936

		$1,277,886

Wireless Telecommunication Services — 1.7%
KDDI Corp.	72,100	$4,186,484
SoftBank Corp.	133,598	10,095,763
T-Mobile US, Inc.(1)	10,717	353,982
Vodafone Group PLC	2,557,042	9,403,067

		$24,039,296

Total Common Stocks (identified cost $777,842,273)		$1,385,571,736

Rights — 0.0%(2)

Security	Shares	Value
Banks — 0.0%(2)
Banco Bilbao Vizcaya Argentaria SA, Exp. 4/22/14 (1)	1,093,541	$256,108

		$256,108

Real Estate Investment Trusts (REITs) — 0.0%(2)
Intu Properties PLC, Exp. 4/17/14 (1)	54,171	$85,796

		$85,796

Total Rights (identified cost $252,709)		$341,904

Total Investments — 100.0% (identified cost $778,094,982)		$1,385,913,640

Call Options Written — (0.8)%

Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	215	$3,755	4/4/14	$(6,987)
NASDAQ 100 Index	135	3,685	4/11/14	(122,175)
NASDAQ 100 Index	200	3,725	4/19/14	(145,000)
NASDAQ 100 Index	240	3,650	4/25/14	(799,200)
S&P 500 Index	570	1,890	4/4/14	(142,500)
S&P 500 Index	560	1,865	4/11/14	(1,038,800)
S&P 500 Index	560	1,870	4/19/14	(1,027,600)
S&P 500 Index	595	1,875	4/25/14	(1,148,350)

				$(4,430,612)

Over-the-Counter Options — (0.5)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	Barclays Bank PLC	27,000	EUR	3,125	4/17/14	$(2,427,074)
Dow Jones Euro Stoxx 50 Index	Deutsche Bank AG	27,900	EUR	3,150	4/17/14	(1,902,603)
FTSE 100 Index	Citibank NA	7,150	GBP	6,625	4/17/14	(590,046)
FTSE 100 Index	Morgan Stanley & Co. International PLC	6,850	GBP	6,625	4/17/14	(565,289)
Nikkei 225 Index	UBS AG	930,000	JPY	15,250	4/11/14	(765,878)
SMI Index	Citibank NA	3,000	CHF	8,350	4/17/14	(337,311)
SMI Index	Morgan Stanley & Co. International PLC	3,150	CHF	8,400	4/17/14	(257,081)

						$(6,845,282)

Total Call Options Written (premiums received $12,006,346)						$(11,275,894)

Other Assets, Less Liabilities — 0.8%						$11,857,508

Net Assets — 100.0%						$1,386,495,254

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	53.5%	$742,350,133
United Kingdom	11.6	161,445,519
Japan	10.8	149,637,489
Switzerland	6.2	85,954,636
France	5.7	79,126,238
Germany	5.4	74,812,776
Spain	1.9	26,377,415
Netherlands	1.7	22,946,942
Italy	1.6	21,566,671
Ireland	0.5	6,467,240
Belgium	0.4	5,249,585
Other Countries, less than 0.3% each	0.7	9,978,996

Total Investments	100.0%	$1,385,913,640

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$782,524,091

Gross unrealized appreciation	$615,948,179
Gross unrealized depreciation	(12,558,630)

Net unrealized appreciation	$603,389,549

Written options activity for the fiscal year to date ended March 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,001,510	$13,876,769
Options written	3,037,460	42,318,319
Options terminated in closing purchase transactions	(2,017,460)	(29,083,994)
Options expired	(1,013,385)	(15,104,748)

Outstanding, end of period	1,008,125	$12,006,346

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $11,275,894.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$131,605,443	$76,499,756	$—	$208,105,199
Consumer Staples	51,962,733	80,544,904	—	132,507,637
Energy	47,931,163	49,967,793	—	97,898,956
Financials	86,458,660	119,189,370	—	205,648,030
Health Care	102,253,291	81,887,584	—	184,140,875
Industrials	50,070,269	80,578,085	—	130,648,354
Information Technology	244,820,279	36,795,096	—	281,615,375
Materials	12,525,825	47,397,610	—	59,923,435
Telecommunication Services	17,387,599	32,849,743	—	50,237,342
Utilities	13,835,320	21,011,213	—	34,846,533
Total Common Stocks	$758,850,582	$626,721,154 *	$—	$1,385,571,736
Rights	$341,904	$—	$—	$341,904
Total Investments	$759,192,486	$626,721,154	$—	$1,385,913,640

Liability Description
Call Options Written	$(4,430,612)	$(6,845,282)	$—	$(11,275,894)
Total	$(4,430,612)	$(6,845,282)	$—	$(11,275,894)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2014